Document and Entity Information Document	Dec. 10, 2024
Document Information [Line Items]
Entity Central Index Key	0000043920
Document Type	8-K
Entity Registrant Name	GREIF, INC.
City Area Code	740
Entity Incorporation, State or Country Code	DE
Document Period End Date	Dec. 10, 2024
Entity File Number	001-00566
Entity Tax Identification Number	31-4388903
Entity Address, Postal Zip Code	43015
Local Phone Number	549-6000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Address, Address Line One	425 Winter Road
Entity Address, City or Town	Delaware
Entity Address, State or Province	OH
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	GEF
Security Exchange Name	NYSE
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock
Trading Symbol	GEF-B
Security Exchange Name	NYSE